Loan payable (Details) - Schedule of loan payable - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule of loan payable [Abstract]
Small and medium enterprises guarantee fund interest rate: 0.75% per annum (2021: interest rate: 0.75% per annum)	€ 21,916	€ 25,000
Analyzed between:
Loan payable, Total	21,916	25,000
Within 1 year [Member]
Analyzed between:
Current portion	6,203	3,084
Within 2 to 5 years [Member]
Analyzed between:
Non-current portion	€ 15,713	€ 21,916